LEASES (Details)	6 Months Ended
	Jun. 30, 2021 USD ($) m²	Dec. 31, 2020 USD ($)
Operating lease assets	$ 1,147,000	$ 398,000
Lease liabilities	$ 1,136,000
Weighted average remaining lease term	4 years 9 months 18 days
Approximate weighted average borrowing rate	3.80%
Isfiya, ISRAEL | Office facilities [Member]
Approximate area of lease | m²	1,550
Lease expiration date	Dec. 31, 2023
Monthly rental expenses	$ 15,400